SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - GBP (£)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Other receivables	£ 7,837	£ 51,584
VAT owed to the Company	80,411	135,642
Prepaid clinical trial costs	307,519	307,519
Deferred clinical trial testing costs	1,177,500	1,177,500
Deferred investor relations activity costs	1,523,206
Deferred collaboration agreement costs	331,283
Other prepayments	479,284	522,480
Total prepaid expenses and other current assets	£ 3,907,040	£ 2,194,725